Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 222,000.00
Previously Paid Amount	0.00
Total Fee Amount	33.99
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 33.99
Narrative - Max Aggregate Offering Price	$ 222,000.00
Final Prospectus	true